Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 2,529,751	$ 645,677
Tax payable	852,479	595,412
Accrued expenses	4,953,234	15,360,522
Total	$ 8,335,464	$ 16,601,611